Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
10 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	469	464	727	636	2	2	1,198	1,102
Additions	6		43	64	1		50	64
Capitalised expenses			324	246			324	246
Amortisation			-215	-213			-216	-213
Impairments [1]			-12	-5			-12	-5
Exchange rate differences	1	5	8	2			9	7
Disposals			-9	-10			-9	-10
Changes in the composition of the group and other changes			-10	8		1	-10	8
Closing balance	476	469	855	727	3	2	1,334	1,198

Gross carrying amount	476	469	2,986	2,646	8	8	3,471	3,123
Accumulated amortisation			-2,079	-1,876	-4	-4	-2,084	-1,879
Accumulated impairments			-52	-43	-2	-2	-53	-45
Net carrying value	476	469	855	727	3	2	1,334	1,198
[1]Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.
Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
in EUR million	Method used for recoverable amount	Discount rate	Terminal growth rate	Goodwill	Goodwill
Group of CGUs				2024	2023
Retail Netherlands	Value in use	7.81%	2.00%	30	30
Retail Germany	Value in use	7.77%	2.00%	356	349
Retail Poland	Value in use	9.30%	2.50%	76	75
Retail Romania	Value in use	11.45%	3.00%	15	15
				476	469
Impairment testing
Goodwill is tested for impairment annually in the fourth quarter by comparing the recoverable amount of each goodwill-carrying CGU with its carrying amount. The key assumptions used in the calculation of the recoverable amounts are included in the table above. Furthermore, ING Group tests goodwill whenever a triggering event is identified. In 2024, no triggering events were identified.
At the annual impairment test in the fourth quarter, the recoverable amount exceeds the carrying value of the CGUs as at 31 December 2024 and therefore no impairment is required (31 December 2023: nil).
Methodology
The recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). The VIU calculation is based on a Dividend Discount model using three-year management-approved plans, updated for expected changes in the macroeconomic environment. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates. These local conditions and requirements determine the ability to upstream excess capital and profits to ING Group. The discount rate calculation includes other inputs such as equity market premium, country risk premium, and long term inflation which are based on market sources and management’s judgement. The long term growth rate is based on the long-term inflation rate obtained from market sources. The impacts of climate risk are included to the extent that they are observable in discount rates and assets prices.
Sensitivity of key assumptions
Key assumptions in the goodwill impairment test model are the projected locally available cash flows (based on local capital requirements and projected profits), discount rates (cost of equity), and long-term growth rates.
The recoverable amounts of the CGUs are sensitive to the above key assumptions. A decrease in the available cash flows of 10%, an increase in the discount rate of 1 percent point or a reduction of the future growth rate to zero are considered reasonably possible changes in key assumptions. If the aforementioned changes occur to one of the above key assumptions holding the other key assumptions constant, goodwill of the remaining CGUs will continue to be recoverable.
Software
Software includes internally developed software amounting to EUR 768 million (2023: EUR 628 million).
Software is reviewed for indicators of impairment. Irrespective of whether there is an indication of impairment, software under development is tested annually for impairment. In 2024, individually immaterial items were impaired for an amount of EUR 12 million (31 December 2023: EUR 5 million).